DEBT	12 Months Ended
Feb. 02, 2018
Debt Disclosure [Abstract]
DEBT
DEBT

The following table summarizes the Company's outstanding debt as of the dates indicated:

	February 2, 2018	February 3, 2017
	(in millions)
Secured Debt
Senior Secured Credit Facilities:
3.58% Term Loan B Facility due September 2023	$4,988	$4,987
Term Loan A-1 Facility due December 2018	—	600
3.33% Term Loan A-2 Facility due September 2021	4,394	3,876
3.08% Term Loan A-3 Facility due December 2018	1,213	1,800
3.33% Revolving Credit Facility due September 2021	—	375
First Lien Notes:
3.48% due June 2019	3,750	3,750
4.42% due June 2021	4,500	4,500
5.45% due June 2023	3,750	3,750
6.02% due June 2026	4,500	4,500
8.10% due July 2036	1,500	1,500
8.35% due July 2046	2,000	2,000
Unsecured Debt
Unsecured Notes and Debentures:
5.65% due April 2018	500	500
5.875% due June 2019	600	600
4.625% due April 2021	400	400
7.10% due April 2028	300	300
6.50% due April 2038	388	388
5.40% due September 2040	264	265
Senior Notes:
5.875% due June 2021	1,625	1,625
7.125% due June 2024	1,625	1,625
EMC Notes:
1.875% due June 2018	2,500	2,500
2.650% due June 2020	2,000	2,000
3.375% due June 2023	1,000	1,000
VMware Notes:
2.30% due August 2020	1,250	—
2.95% due August 2022	1,500	—
3.90% due August 2027	1,250	—
DFS Debt (Note 7)	4,796	3,464
Other
4.02% Margin Loan Facility due April 2022	2,000	—
Margin Bridge Facility due September 2017	—	2,500
VMware Note Bridge Facility due September 2017	—	1,500
Other	101	51
Total debt, principal amount	$52,694	$50,356

	February 2, 2018	February 3, 2017
	(in millions)
Total debt, principal amount	$52,694	$50,356
Unamortized discount, net of unamortized premium	(266)	(284)
Debt issuance costs	(557)	(682)
Total debt, carrying value	$51,871	$49,390
Total short-term debt, carrying value	$7,873	$6,329
Total long-term debt, carrying value	$43,998	$43,061

During the fiscal year ended February 2, 2018, the Company completed two refinancing transactions of the Senior Secured Credit Facilities described below. In the first refinancing transaction, which occurred during the three months ended May 5, 2017, the Company refinanced the Term Loan B Facility to reduce the interest rate margin by 0.75% and to increase the outstanding principal amount by $500 million. The Company applied the proceeds from the Term Loan B Facility refinancing to repay $500 million principal amount of the Margin Bridge Facility, without premium or penalty, and accrued and unpaid interest thereon. Additionally, during the three months ended May 5, 2017, the Company entered into the Margin Loan Facility in the principal amount of $2.0 billion, and used the proceeds of the new facility to repay the Margin Bridge Facility, without premium or penalty.

In the second refinancing transaction, which occurred during the three months ended November 3, 2017, the Company refinanced the Term Loan A-2 Facility, Term Loan A-3 Facility, Term Loan B Facility, and the Revolving Credit Facility. As a result, the interest rate margin decreased 0.50% for each of the Term Loan A-2 Facility, Term Loan A-3 Facility, Term Loan B Facility, and the Revolving Credit Facility. Additionally, the outstanding principal amount of the Term Loan A-2 Facility increased by $672 million, which was used to pay $212 million principal amount of the Term Loan A-3 Facility and $460 million principal amount of the Term Loan B Facility. Further, the Revolving Credit Facility's borrowing capacity increased $180 million to $3.3 billion.

During the fiscal year ended February 2, 2018, the Company repaid approximately $1.2 billion principal amount of its term loan facilities and $0.4 billion under the Revolving Credit Facility and issued an additional $1.3 billion, net, in DFS debt to support the expansion of its financing receivables portfolio.

Further, during the fiscal year ended February 2, 2018, VMware, Inc. completed a public offering of senior notes in the aggregate amount of $4.0 billion. VMware, Inc. used a portion of the net proceeds from the offering to repay certain intercompany promissory notes previously issued by it to EMC in the aggregate principal amount of $1.2 billion. The Company applied the proceeds of this repayment, and other cash, to repay $1.5 billion principal amount of the VMware Note Bridge Facility, without premium or penalty.

Secured Debt

Senior Secured Credit Facilities — At the closing of the EMC merger transaction on September 7, 2016, the Company entered into a credit agreement that provides for senior secured credit facilities (the "Senior Secured Credit Facilities") in the aggregate principal amount of $17.6 billion comprising (a) term loan facilities and (b) a senior secured Revolving Credit Facility, which includes capacity for up to $0.5 billion of letters of credit and for borrowings of up to $0.4 billion under swing-line loans. As of February 2, 2018, available borrowings under the Revolving Credit Facility totaled $3.3 billion. The Senior Secured Credit Facilities provide that the borrowers have the right at any time, subject to customary conditions, to request incremental term loans or incremental revolving commitments.

Borrowings under the Senior Secured Credit Facilities bear interest at a rate per annum equal to an applicable margin, plus, at the borrowers' option, either (a) a base rate, which, under the Term Loan B Facility, is subject to an interest rate floor of 1.75% per annum, and under all other borrowings is subject to an interest rate floor of 0% per annum, or (b) a London interbank offered rate ("LIBOR"), which, under the Term Loan B Facility, is subject to an interest rate floor of 0.75% per annum, and under all other borrowings is subject to an interest rate floor of 0% per annum. Interest is payable, in the case of loans bearing interest based on LIBOR, at the end of each interest period (but at least every three months), in arrears and, in the case of loans bearing interest based on the base rate, quarterly in arrears.

The Term Loan A-2 Facility amortizes in equal quarterly installments in aggregate annual amounts equal to 5% of the original principal amount in the first year after the closing date of the refinancing transaction on October 20, 2017, 10% of the original principal amount in each of the second and third years after October 20, 2017, and 70% of the original principal amount in the fourth year after October 20, 2017. The Term Loan B Facility amortizes in equal quarterly installments in aggregate annual amounts equal to 1% of the original principal amount. The Term Loan A-3 Facility and the Revolving Credit Facility have no amortization. The Term Loan A-3 Facility requires the borrowers to prepay outstanding borrowings under these facilities with 100% of the net cash proceeds of certain non-ordinary course asset sales or dispositions.  The borrowers may voluntarily repay outstanding loans under the term loan facilities and the Revolving Credit Facility at any time without premium or penalty, other than customary "breakage" costs.

All obligations of the borrowers under the Senior Secured Credit Facilities and certain swap agreements, cash management arrangements, and certain letters of credit provided by any lender or agent party to the Senior Secured Credit Facilities or any of its affiliates and certain other persons are secured by (a) a first-priority security interest in certain tangible and intangible assets of the borrowers and the guarantors and (b) a first-priority pledge of 100% of the capital stock of the borrowers, Dell Inc., and each wholly-owned material restricted subsidiary of the borrowers and the guarantors, in each case subject to certain thresholds, exceptions, and permitted liens.

First Lien Notes — The senior secured notes (collectively, the "First Lien Notes") were issued on June 1, 2016 in an aggregate principal amount of $20.0 billion. Interest on these borrowings is payable semiannually. The First Lien Notes are secured, on a pari passu basis with the Senior Secured Credit Facilities, on a first-priority basis by substantially all of the tangible and intangible assets of the issuers and guarantors that secure obligations under the Senior Secured Credit Facilities, including pledges of all capital stock of the issuers, of Dell, and of certain wholly-owned material subsidiaries of the issuers and the guarantors, subject to certain exceptions.

The Company has agreed to use commercially reasonable efforts to register with the SEC notes having terms substantially identical to the terms of the First Lien Notes as part of an offer to exchange such registered notes for the First Lien Notes. The Company will be obligated to pay additional interest on the First Lien Notes if it fails to consummate such an exchange offer within five years after the closing date of the EMC merger transaction.

China Revolving Credit Facility — On October 31, 2017, the Company entered into a credit agreement (the "China Revolving Credit Facility") with a bank lender for a secured revolving loan facility in an aggregate principal amount not to exceed $500 million. Borrowings under the China Revolving Credit Facility bear interest at a rate per annum of 0.6% plus LIBOR. The Company may voluntarily repay outstanding loans under the China Revolving Credit Facility at any time without premium or penalty, other than customary "breakage" costs. The facility will expire on October 31, 2018. As of February 2, 2018, there were no outstanding borrowings under the China Revolving Credit Facility.

Unsecured Debt

Unsecured Notes and Debentures — The Company has outstanding unsecured notes and debentures (collectively, the "Unsecured Notes and Debentures") that were issued prior to the acquisition of Dell by Dell Technologies Inc. in the going-private transaction. Interest on these borrowings is payable semiannually.

Senior Notes — The senior unsecured notes (collectively, the "Senior Notes") were issued on June 22, 2016 in an aggregate principal amount of $3.25 billion. Interest on these borrowings is payable semiannually.

EMC Notes — On September 7, 2016, EMC had outstanding $2.5 billion aggregate principal amount of its 1.875% Notes due June 2018, $2.0 billion aggregate principal amount of its 2.650% Notes due June 2020, and $1.0 billion aggregate principal amount of its 3.375% Notes due June 2023 (collectively, the "EMC Notes"). Interest on these borrowings is payable semiannually. The EMC Notes remain outstanding following the closing of the EMC merger transaction.

VMware Notes — On August 21, 2017, VMware, Inc. completed a public offering of senior notes in the aggregate amount of $4.0 billion, consisting of outstanding principal due on the following dates: $1.25 billion due August 21, 2020, $1.50 billion due August 21, 2022, and $1.25 billion due August 21, 2027 (collectively, the "VMware Notes"). The VMware Notes bear interest, payable semiannually, at annual rates of 2.30%, 2.95%, and 3.90%, respectively. None of the net proceeds of such borrowings will be made available to support the operations or satisfy any corporate purposes of Dell Technologies, other than the operations and corporate purposes of VMware, Inc. and VMware, Inc.’s subsidiaries.

VMware Revolving Credit Facility — On September 12, 2017, VMware, Inc. entered into an unsecured credit agreement, establishing a revolving credit facility (the “VMware Revolving Credit Facility”), with a syndicate of lenders that provides the company with a borrowing capacity of up to $1.0 billion which may be used for VMware, Inc. corporate purposes. Commitments under the VMware Revolving Credit Facility are available for a period of five years, which may be extended, subject to the satisfaction of certain conditions, by up to two one year periods. The credit agreement contains certain representations, warranties, and covenants. Commitment fees, interest rates, and other terms of borrowings under the VMware Revolving Credit Facility may vary based on VMware, Inc.’s external credit ratings. None of the net proceeds of such borrowings will be made available to support the operations or satisfy any corporate purposes of Dell Technologies, other than the operations and corporate purposes of VMware, Inc. and VMware, Inc.’s subsidiaries. As of February 2, 2018, there were no outstanding borrowings under the VMware Revolving Credit Facility.

DFS Debt

See Note 7 and Note 9 of the Notes to the Consolidated Financial Statements, respectively, for discussion of DFS debt and the interest rate swap agreements that hedge a portion of that debt.

Other

Margin Loan Facility — On April 12, 2017, the Company entered into the Margin Loan Facility in an aggregate principal amount of $2.0 billion. VMW Holdco LLC, a wholly-owned subsidiary of EMC, is the borrower under the Margin Loan Facility, which is secured by 60 million shares of Class B common stock of VMware, Inc. and 20 million shares of Class A common stock of VMware, Inc. Loans under the Margin Loan Facility bear interest at a rate per annum payable, at the borrower's option, either at (a) a base rate plus 1.25% per annum or (b) a LIBOR-based rate plus 2.25% per annum. Interest under the Margin Loan Facility is payable quarterly.

The Margin Loan Facility will mature in April 2022. The borrower may voluntarily repay outstanding loans under the Margin Loan Facility at any time without premium or penalty, other than customary "breakage" costs, subject to certain minimum threshold amounts for prepayment.

Margin Bridge Facility — On September 7, 2016, Merger Sub and EMC entered into a credit agreement providing for a senior secured margin bridge facility in an aggregate principal amount of $2.5 billion (the "Margin Bridge Facility").

As described above, during the three months ended May 5, 2017, the Company separately applied the proceeds from the Term Loan B Facility refinancing and the issuance of the Margin Loan Facility to repay the Margin Bridge Facility, without premium or penalty.

VMware Note Bridge Facility — On September 7, 2016, Merger Sub and EMC entered into a credit agreement providing for a senior secured note bridge facility in an aggregate principal amount of $1.5 billion (the "VMware Note Bridge Facility"). As described above, the Company repaid the VMware Note Bridge Facility during the fiscal year ended February 2, 2018.

Pivotal Revolving Credit Facility — On September 7, 2017, Pivotal entered into a credit agreement (the "Pivotal Revolving Credit Facility") that provides for a senior secured revolving loan facility in an aggregate principal amount not to exceed $100 million. The credit facility contains customary representations, warranties, and covenants, including financial covenants. The credit agreement will expire on September 8, 2020, unless it is terminated earlier. None of the net proceeds of borrowings under the facility will be made available to support the operations or satisfy any corporate purposes of Dell Technologies, other than the operations and corporate purposes of Pivotal and Pivotal's subsidiaries. As of February 2, 2018, outstanding borrowings under the Pivotal Revolving Credit Facility were $20 million.

Aggregate Future Maturities

As of February 2, 2018, aggregate future maturities of the Company's debt were as follows:

	Maturities by Fiscal Year
	2019	2020	2021	2022	2023	Thereafter	Total
	(in millions)
Senior Secured Credit Facilities and First Lien Notes	$1,541	$4,245	$371	$7,888	$63	$16,487	$30,595
Unsecured Notes and Debentures	500	600	—	400	—	952	2,452
Senior Notes and EMC Notes	2,500	—	2,000	1,625	—	2,625	8,750
VMware Notes	—	—	1,250	—	1,500	1,250	4,000
DFS Debt	3,328	847	530	82	9	—	4,796
Margin Loan Facility	—	—	—	—	2,000	—	2,000
Other	19	—	56	—	—	26	101
Total maturities, principal amount	7,888	5,692	4,207	9,995	3,572	21,340	52,694
Associated carrying value adjustments	(14)	(32)	(8)	(192)	(30)	(547)	(823)
Total maturities, carrying value amount	$7,874	$5,660	$4,199	$9,803	$3,542	$20,793	$51,871

Covenants and Unrestricted Net Assets — The credit agreement for the Senior Secured Credit Facilities contain customary negative covenants that generally limit the ability of Denali Intermediate Inc., a wholly-owned subsidiary of Dell Technologies ("Dell Intermediate"), Dell, and Dell's and Denali Intermediate's other restricted subsidiaries to incur debt, create liens, make fundamental changes, enter into asset sales, make certain investments, pay dividends or distribute or redeem certain equity interests, prepay or redeem certain debt, and enter into certain transactions with affiliates. The indenture governing the Senior Notes contains customary negative covenants that generally limit the ability of Denali Intermediate, Dell, and Dell's and Denali Intermediate's other restricted subsidiaries to incur additional debt or issue certain preferred shares, pay dividends on or make other distributions in respect of capital stock or make other restricted payments, make certain investments, sell or transfer certain assets, create liens on certain assets to secure debt, consolidate, merge, sell, or otherwise dispose of all or substantially all assets, enter into certain transactions with affiliates, and designate subsidiaries as unrestricted subsidiaries. The negative covenants under such credit agreements and indenture are subject to certain exceptions, qualifications, and "baskets." The indentures governing the First Lien Notes, the Unsecured Notes and Debentures, and the EMC Notes variously impose limitations, subject to specified exceptions, on creating certain liens, entering into sale and lease-back transactions, and entering into certain asset sales. The foregoing credit agreements and indentures contain customary events of default, including failure to make required payments, failure to comply with covenants, and the occurrence of certain events of bankruptcy and insolvency.

As of February 2, 2018, the Company had certain consolidated subsidiaries that were designated as unrestricted subsidiaries for all purposes of the applicable credit agreements and the indentures governing the First Lien Notes and the Senior Notes. Substantially all of the net assets of the Company's consolidated subsidiaries were restricted, with the exception of the Company's unrestricted subsidiaries, primarily VMware Inc., SecureWorks, Pivotal, and their respective subsidiaries, as of February 2, 2018.

The Term Loan A-2 Facility, the Term Loan A-3 Facility, and the Revolving Credit Facility are subject to a first lien net leverage ratio covenant that is tested at the end of each fiscal quarter of Dell with respect to Dell's preceding four fiscal quarters. The Company was in compliance with all financial covenants as of February 2, 2018.